Share Capital (Schedule of Stock Options Outstanding and Exercisable) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares yr	Dec. 31, 2017 shares	Jan. 31, 2017 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	22,692,002	21,659,002	20,962,002
Number of options Exercisable	20,449,669
Weighted Average Exercise Price | $	$ 0.91
Weighted Average Remaining Life | yr	3.51
0.61 to 0.80 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	11,529,000
Number of options Exercisable	10,095,667
Weighted Average Exercise Price | $	$ 0.73
Weighted Average Remaining Life | yr	3.16
0.80 to 1.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	6,092,000
Number of options Exercisable	5,343,000
Weighted Average Exercise Price | $	$ 0.93
Weighted Average Remaining Life | yr	4.91
1.00 to 1.50 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	3,846,002
Number of options Exercisable	3,846,002
Weighted Average Exercise Price | $	$ 1.11
Weighted Average Remaining Life | yr	2.77
1.50 to 2.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	1,050,000
Number of options Exercisable	1,050,000
Weighted Average Exercise Price | $	$ 1.8
Weighted Average Remaining Life | yr	2.41
2.00 to 3.07 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	175,000
Number of options Exercisable	115,000
Weighted Average Exercise Price | $	$ 2.57
Weighted Average Remaining Life | yr	1.12